RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2023
Related Party Transactions
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (note 7).

	September 30, 2023	December 31, 2022

Directors and officers of the Company	256,554	43,235
	256,554	43,235

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(a)	Related party transactions

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)

As a result of the Financing Transactions on June 28, 2023, Cymbria and certain other funds managed by EdgePoint (the “Financing Parties”) have acquired 14,772,000 common shares of the Company, representing approximately 10.9% of the Company’s issued and outstanding shares. The Financing Parties also acquired on closing an aggregate of 5,324,000 warrants with a three-year term and an exercise price of $1.4375 which, if exercised, together with the Shares acquired at closing would result in the Financing Parties holding approximately 14.2% of the Shares in the aggregate (calculated on a partially-diluted basis). As the result of the closing of the Financing Transactions, the Financing Parties are now related parties of PNRL. During the nine months ended September 30, 2023, the Company accrued and paid interest of $390,411 to the Financing Parties (September 31, 2022 – Nil).

During the year ended December 31, 2022, ThreeD Capital Inc. subscribed for a further 1,213,538 common shares of PNRC (1,279,069 shares on a post-RTO and post-consolidation basis), for a further investment of $3,064,582 (USD 2,427,076) (2021 - $374,123). As of September 30, 2022, ThreeD Capital Inc. beneficially owns 6,644,950 shares (December 31, 2022 – 8,662,347 shares) in both cases on a post-RTO and post-consolidation basis, constituting approximately 5.49% (December 31, 2022– 7.5%) of the issued and outstanding shares of the Company.

Between March 2 and March 3, 2022, PNRC issued promissory notes to its officers and directors as well as its shareholders as below:

Directors and officers of the Company	35,000
ThreeD Capital Inc.	762,180
NAN	1,270,000
2,067,180

On April 30, 2022, all amounts owing in respect of the above promissory notes were repaid in full by payment of cash in an amount of $2,018,568, including interest and fees, and by issuing 310,000 PNRC Shares (326,740 shares of the Company on a post-RTO and post-consolidation basis).

(b)	Key management personnel is defined as members of the Board of Directors and senior officers.

Key management compensation was related to the following:

	September 30, 2023	September 30, 2022
Management fees	2,496,109	1,701,211
Corporate and administration expenses	183,341	40,884
	2,679,450	1,742,095